Debt (Parenthetical) (Detail) - Discontinued Operations - Term Loans $ in Thousands	Dec. 31, 2014 USD ($)
2016
Debt Instrument [Line Items]
Debt issued	$ 8,000
Debt instrument, variable interest rate	1.00%
Debt Instrument, maturity date	Sep. 29, 2016
2018
Debt Instrument [Line Items]
Debt issued	$ 11,500
Debt instrument, variable interest rate	5.00%
Debt Instrument, maturity date	Dec. 31, 2018